Related Party Transactions (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($) shares	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($) Vote	Sep. 30, 2025 Vote
Related Party Transactions
Aggregate purchase price		$ 15,000,000
Number of votes per share | Vote				1
Chief Executive Officer | Iris Parent Holding Corp
Related Party Transactions
Number of shares issued | shares	100
Aggregate purchase price	$ 10
Number of votes per share | Vote			1
Consideration received on transaction			$ 0